Shareholders' Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		2,733,166
Options exercisable, Number outstanding	1,009,118
0.36-0.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		202,001
Options outstanding, Weighted average exercise price		$ 0.60
Options outstanding, Weighted average remaining contractual life		11 months 19 days
Options exercisable, Number outstanding	202,001
Options exercisable, Weighted average exercise price	$ 0.60
Options exercisable, Weighted average remaining contractual life	11 months 19 days
0.36-0.92 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.36
0.36-0.92 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.92
1.14-1.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		74,311
Options outstanding, Weighted average exercise price		$ 1.48
Options outstanding, Weighted average remaining contractual life		4 years 11 months 19 days
Options exercisable, Number outstanding	25,982
Options exercisable, Weighted average exercise price	$ 1.26
Options exercisable, Weighted average remaining contractual life	2 years 9 months 15 days
1.14-1.60 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.14
1.14-1.60 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.60
2.07-2.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		969,514
Options outstanding, Weighted average exercise price		$ 2.14
Options outstanding, Weighted average remaining contractual life		7 years 5 months 19 days
Options exercisable, Number outstanding	556,620
Options exercisable, Weighted average exercise price	$ 2.14
Options exercisable, Weighted average remaining contractual life	7 years 5 months 16 days
2.07-2.17 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.07
2.07-2.17 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.17
9.38-9.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		145,000
Options outstanding, Weighted average exercise price		$ 9.47
Options outstanding, Weighted average remaining contractual life		9 years 8 months 5 days
Options exercisable, Number outstanding	7,500
Options exercisable, Weighted average exercise price	$ 9.49
Options exercisable, Weighted average remaining contractual life	9 years 9 months
9.38-9.49 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.38
9.38-9.49 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.49
9.97-10.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		794,722
Options outstanding, Weighted average exercise price		$ 10.04
Options outstanding, Weighted average remaining contractual life		9 years 1 month 17 days
Options exercisable, Number outstanding	64,366
Options exercisable, Weighted average exercise price	$ 9.97
Options exercisable, Weighted average remaining contractual life	7 years 6 months 26 days
9.97-10.10 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.97
9.97-10.10 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 10.10
11.49-11.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		73,005
Options outstanding, Weighted average exercise price		$ 11.83
Options outstanding, Weighted average remaining contractual life		9 years 8 months 27 days
Options exercisable, Number outstanding
Options exercisable, Weighted average exercise price
11.49-11.90 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	11.49
11.49-11.90 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 11.90
12.97-15.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding		474,613
Options outstanding, Weighted average exercise price		$ 14.02
Options outstanding, Weighted average remaining contractual life		8 years 7 months 17 days
Options exercisable, Number outstanding	152,649
Options exercisable, Weighted average exercise price	$ 14.02
Options exercisable, Weighted average remaining contractual life	8 years 7 months 17 days
12.97-15.29 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 12.97
12.97-15.29 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.29